Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, Plant and Equipment
13. PROPERTY, PLANT AND EQUIPMENT

	2020	2019
Cost	122,218,774	117,890,380
Accumulated depreciation	(68,661,709)	(64,115,739)

Total	53,557,065	53,774,641

Lands	679,274	679,480
Plant and buildings	9,684,368	10,470,949
Machinery, equipment and spare parts	12,662,024	13,245,669
Transportation and load vehicles	1,266,586	2,259,053
Furniture and fixtures	51,669	62,418
Quarries	4,042,336	4,021,560
Tools	53,879	55,489
Construction in process	25,116,929	22,980,023

Total	53,557,065	53,774,641

Cost

	Lands	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields	Tools	Works in process	Total
Balance as of January 1, 2019	653,798	31,283,859	37,967,461	7,890,511	2,264,064	10,626,324	380,056	6,981,868	98,047,941

Additions	—	—	—	—	—	—	—	20,010,462	20,010,462
Disposal	—	—	(134,723)	(33,195)	(105)	—	—	—	(168,023)
Transfers	25,682	691,145	1,142,255	277,325	9,509	1,846,646	19,745	(4,012,307)	—

Balance as of December 31, 2019	679,480	31,975,004	38,974,993	8,134,641	2,273,468	12,472,970	399,801	22,980,023	117,890,380

Additions	—	—	—	—	—	—	—	4,552,479	4,552,479
Disposal	(206)	(12,829)	(42,700)	(146,204)	—	(22,146)	—	—	(224,085)
Transfers	—	630,125	575,099	246,239	27,803	915,582	20,725	(2,415,573)	—

Balance as of December 31, 2020	679,274	32,592,300	39,507,392	8,234,676	2,301,271	13,366,406	420,526	25,116,929	122,218,774

Accumulated depreciation

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields	Tools	Total
Balance as of January 1, 2019	(20,634,172)	(25,008,607)	(5,348,290)	(2,187,157)	(7,144,573)	(323,362)	(60,646,161)

Disposals	—	90,777	32,132	28	—	—	122,937
Depreciation	(869,883)	(811,494)	(559,430)	(23,921)	(1,306,837)	(20,950)	(3,592,515)

Balance as of December 31, 2019	(21,504,055)	(25,729,324)	(5,875,588)	(2,211,050)	(8,451,410)	(344,312)	(64,115,739)

Impairment	(526,553)	(117,084)	(282,889)	(16,758)	(1,954)	(1,716)	(946,954)
Disposals	12,829	41,867	50,199	—	22,146	—	127,041
Depreciation charge	(890,153)	(1,040,827)	(859,812)	(21,794)	(892,852)	(20,619)	(3,726,057)

Balance as of December 31, 2020	(22,907,932)	(26,845,368)	(6,968,090)	(2,249,602)	(9,324,070)	(366,647)	(68,661,709)

During this fiscal year, pursuant to Decree No. 297/2020 issued by the Argentine government, as amended and extended from time to time, which established the social, preventive and compulsory isolation, the construction process of the new cement plant L’Amalí II in the city of Olavarría, province of Buenos Aires, has been suspended for approximately one month. At present, the work continues to be executed under strict health protocols established by the Provincial Government and the Group. The total amount invested in the plant mentioned above as of December 31, 2020 is 23,779,437.
13.1. Capitalization of borrowing cost
The Group has taken out several borrowings and has used other instruments for the settlement of trade payables in foreign currency in order to finance part of the investment mentioned above. IAS 23 establishes that borrowing costs of loans or other liabilities directly attributable to the acquisition, construction or production of a qualifying asset that requires a substantial period of time before it is ready for its intended use are capitalized as part of the cost of that asset, except for the portion of these costs that compensate the creditor for the effects of inflation, provided that it is likely to result in future economic benefits for the Group and can be reliably measured. All other borrowing costs are accounted for as expenses in the period in which they are incurred. Borrowing costs include interest, foreign exchange gain or loss and other costs incurred by the Group in connection with the execution of the respective borrowing agreements.
Due to the fact that the aforementioned indebtedness of the Group is mostly in foreign currency, it evaluates at each closing date whether the exchange gain or loss arising from such debts attributable to the construction of such asset constitutes an adjustment of the interest costs of those borrowings that should be capitalized together with those interests. In view of the above, the Group has capitalized interest and exchange gains or losses actually incurred in the current fiscal year for 794,591, considering for that purpose as maximum capitalization limit the threshold that would have been consistent with an equivalent rate in pesos, net of the effects of inflation on the liabilities generating them. The actual interest rate, i.e., net of the effect due to exposure to inflation, used to determine the cap limit of the actual costs for borrowings (interest and exchange gain or loss) to be capitalized amounted to 7%.
13.2. Impairment of property, plant and equipment
The Group tests property, plant and equipment for impairment on an annual basis or when circumstances indicate that their carrying value can be impaired.
The impairment test conducted by the Group for property, plant and equipment is based on estimates of the recoverable amount per cash-generating unit, such as the higher of fair value less costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted using a discount rate reflecting the market assessments as of the end of the period with respect to the time value of money considering the risks that are specific to the assets involved.
The calculation of the value in use for all cash-generating units is more sensitive to the following assumptions which, as described below, were considered by the Group Management in the development of the impairment test: volumes, prices, gross margins, levels of operating and capital expenditure in property, plant and equipment and working capital, discount rate, growth rate used to extrapolate cash flows beyond the forecast period, macroeconomic variables estimated to be present during the projection horizon including, without limitation, exchange rates, inflation levels, and GDP growth.
The Group has also considered a number of other factors in reviewing impairment indicators, such as market capitalization, participation in each of the segments where it does business, unused installed capacity, industry trends, and other factors, together with the increase in property, plant and equipment balances due to the application of the restatement in currency as a result of the application of IAS 29. At the end of this fiscal year, considering the particular impacts of the
COVID-19
pandemic and the uncertainty of the Argentine economic situation, among other micro and macroeconomic factors, a decrease in the demand for rail logistics services provided by the Group and in the demand for stone of the aggregates cash-generating unit has been estimated.
As a result of the scenario described above, the Group conducted an impairment test as of December 31, 2020 on all the different cash-generating units, as mentioned in Note 32, and determined that the carrying amount of rail services and aggregates cash-generating units exceeds the value in use of the assets involved. As a result of the analysis carried out, the Group recognized a loss due to impairment of property, plant and equipment that amounted to 946,954 in the consolidated statement of profit or loss and other comprehensive income.

Cement, Masonry Cement and Lime Cash-generating Unit
The determination of the recoverable amount of cement, masonry cement and lime cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by the Company’s Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 13.4% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2020.
Concrete Cash-generating Unit
The determination of the recoverable amount of concrete cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by the Company’s Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 13.4% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2020.
Aggregates Cash-generating Unit
The determination of the recoverable amount of aggregates cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by the Company’s Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate in dollars used in cash flow projections is 13.4%. As a result of the analysis carried out, the Company recognized a loss for this cash-generating unit that amounted to 162,506 in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2020.
Rail Services Cash-generating Unit
The determination of the recoverable amount of rail services cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by the Company’s Management. Projected cash flows have been updated to reflect variations in the demand for traded services, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate in dollars used in cash flow projections is 14.4% in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, the Group recognized a loss for this cash-generating unit that amounted to 784,448 in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2020.